UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.6%
	COMMUNICATIONS – 5.7%
2,080	CBS Corp. - Class B	$114,733
1,700	Discovery Communications, Inc. - Class A*	143,514
295	Google, Inc. - Class A*	258,393
1,680	Viacom, Inc. - Class B	140,414
		657,054

	CONSUMER DISCRETIONARY – 13.7%
1,020	Amazon.com, Inc.*	318,893
350	AutoZone, Inc.*	147,956
2,005	Fastenal Co.	100,751
9,320	LKQ Corp.*	296,935
3,720	Lowe's Cos., Inc.	177,109
3,405	Macy's, Inc.	147,334
3,390	TJX Cos., Inc.	191,162
1,095	VF Corp.	217,960
		1,598,100

	CONSUMER STAPLES – 10.8%
3,340	Dollar General Corp.*	188,576
2,925	Energizer Holdings, Inc.	266,614
1,515	JM Smucker Co.	159,136
3,065	Nestle S.A. - ADR	213,324
5,940	Snyders-Lance, Inc.	171,369
3,805	TreeHouse Foods, Inc.*	254,288
		1,253,307

	ENERGY – 8.0%
3,730	Cameron International Corp.*	217,720
3,175	Dresser-Rand Group, Inc.*	198,120
2,515	Schlumberger Ltd.	222,225
4,870	Whiting Petroleum Corp.*	291,470
		929,535

	FINANCIALS – 15.1%
8,910	Air Lease Corp.	246,451
3,930	American International Group, Inc.	191,116
1,430	Berkshire Hathaway, Inc. - Class B*	162,319
4,805	Discover Financial Services	242,845
5,070	First Republic Bank	236,414
2,170	JPMorgan Chase & Co.	112,167
3,250	Reinsurance Group of America, Inc.	217,717
8,925	Umpqua Holdings Corp.	144,764
1,080	Visa, Inc. - Class A	206,388
		1,760,181

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE – 15.9%
3,655	Agilent Technologies, Inc.	$187,319
1,635	Allergan, Inc.	147,886
2,260	Baxter International, Inc.	148,459
12,105	Hologic, Inc.*	249,968
6,150	Hospira, Inc.*	241,203
1,120	Mettler-Toledo International, Inc.*	268,901
1,590	Pall Corp.	122,494
2,585	Perrigo Co.	318,937
5,800	Pfizer, Inc.	166,518
		1,851,685

	INDUSTRIALS – 13.6%
1,465	Boeing Co.	172,138
2,450	Danaher Corp.	169,834
1,795	Honeywell International, Inc.	149,057
5,530	ITT Corp.	198,803
1,080	Precision Castparts Corp.	245,419
2,510	Roper Industries, Inc.	333,504
2,655	Stericycle, Inc.*	306,387
		1,575,142

	MATERIALS – 3.0%
2,390	Eastman Chemical Co.	186,181
2,240	LyondellBasell Industries N.V. - Class A	164,035
		350,216

	TECHNOLOGY – 10.8%
1,355	ANSYS, Inc.*	117,235
6,120	Aspen Technology, Inc.*	211,446
11,685	Cadence Design Systems, Inc.*	157,748
3,450	Cerner Corp.*	181,297
1,495	IHS, Inc. - Class A*	170,699
1,615	QUALCOMM, Inc.	108,786
4,120	Red Hat, Inc.*	190,097
1,510	WESCO International, Inc.*	115,560
		1,252,868

	TOTAL COMMON STOCKS (Cost $11,121,983)	11,228,088

	SHORT-TERM INVESTMENTS – 3.3%
387,577	UMB Money Market Fiduciary, 0.01%	387,577

	TOTAL SHORT-TERM INVESTMENTS (Cost $387,577)	387,577

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2013 (Unaudited)

TOTAL INVESTMENTS – 99.9% (Cost $11,509,560)	$11,615,665
Other assets in Excess of liabilities – 0.1%	8,319

TOTAL NET ASSETS – 100.0%	$11,623,984

ADR – American Depositary Receipt

* Non-income producing security.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.7%
	COMMUNICATIONS – 0.8%
66,460	Martha Stewart Living Omnimedia, Inc. - Class A*	$152,858

	CONSUMER DISCRETIONARY – 9.2%
6,635	Actuant Corp. - Class A	257,704
13,345	Aeropostale, Inc.*	125,443
4,105	Bob Evans Farms, Inc.	235,093
5,860	Guess?, Inc.	174,921
4,240	Harman International Industries, Inc.	280,815
4,150	Huron Consulting Group, Inc.*	218,332
8,730	Modine Manufacturing Co.*	127,720
23,355	Wendy's Co.	198,050
35,890	Wet Seal, Inc. - Class A*	141,048
		1,759,126

	CONSUMER STAPLES – 1.9%
4,510	Fresh Del Monte Produce, Inc.	133,857
3,380	Seneca Foods Corp. - Class A*	101,704
1,820	TreeHouse Foods, Inc.*	121,631
		357,192

	ENERGY – 5.8%
5,410	Advanced Energy Industries, Inc.*	94,783
5,230	Carrizo Oil & Gas, Inc.*	195,131
4,780	EnerSys, Inc.	289,812
12,715	Kodiak Oil & Gas Corp.*	153,343
71,330	PetroQuest Energy, Inc.*	286,033
2,705	World Fuel Services Corp.	100,924
		1,120,026

	FINANCIALS – 21.6%
4,780	American Realty Capital Properties, Inc. - REIT	58,316
10,190	Ameris Bancorp*	187,292
15,510	Apollo Investment Corp.	126,406
18,125	Arbor Realty Trust, Inc. - REIT	122,888
3,970	Bancfirst Corp.	214,658
6,250	BankUnited, Inc.	194,937
4,815	Banner Corp.	183,740
6,310	Berkshire Hills Bancorp, Inc.	158,444
3,875	BioMed Realty Trust, Inc. - REIT	72,036
10,170	Capstead Mortgage Corp. - REIT	119,701
51,310	Chimera Investment Corp. - REIT	155,982
37,875	First Busey Corp.	197,329
11,405	First Community Bancshares, Inc.	186,472
12,905	First Horizon National Corp.	141,826
15,600	First Niagara Financial Group, Inc.	161,772

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
3,425	First of Long Island Corp.	$133,061
8,005	FirstMerit Corp.	173,789
10,190	Fulton Financial Corp.	119,019
7,125	Lakeland Financial Corp.	232,631
11,345	Peoples Bancorp, Inc.	236,884
4,420	Piper Jaffray Cos.*	151,562
8,385	Simmons First National Corp. - Class A	260,690
14,700	TFS Financial Corp.*	175,959
7,305	Urstadt Biddle Properties, Inc. - REIT	145,223
2,705	Weingarten Realty Investors - REIT	79,338
5,230	WesBanco, Inc.	155,488
		4,145,443

	HEALTH CARE – 6.6%
10,910	Alere, Inc.*	333,519
9,015	Emergent Biosolutions, Inc.*	171,736
3,605	Haemonetics Corp.*	143,767
3,785	Hill-Rom Holdings, Inc.	135,616
33,745	OraSure Technologies, Inc.*	202,807
6,310	Orthofix International N.V.*	131,627
6,770	Vanguard Health Systems, Inc.*	142,238
		1,261,310

	INDUSTRIALS – 17.4%
3,695	Applied Industrial Technologies, Inc.	190,293
5,140	Astec Industries, Inc.	184,834
4,885	AZZ, Inc.	204,486
3,245	CLARCOR, Inc.	180,195
3,650	EMCOR Group, Inc.	142,825
11,000	ESCO Technologies, Inc.	365,530
33,457	Great Lakes Dredge & Dock Corp.	248,251
1,895	Gulfmark Offshore, Inc. - Class A	96,437
7,665	Hillenbrand, Inc.	209,791
1,625	Hornbeck Offshore Services, Inc.*	93,340
11,995	ITT Corp.	431,220
15,240	McDermott International, Inc.*	113,233
9,740	Orbital Sciences Corp.*	206,293
1,425	Preformed Line Products Co.	102,500
7,510	Schnitzer Steel Industries, Inc. - Class A	206,825
9,740	UTi Worldwide, Inc.	147,171
3,875	Watts Water Technologies, Inc. - Class A	218,434
		3,341,658

	MATERIALS – 13.3%
5,140	Allegheny Technologies, Inc.	156,873

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
4,780	Carlisle Cos., Inc.	$335,986
3,515	Coeur Mining, Inc.*	42,356
4,780	Dynamic Materials Corp.	110,800
15,517	Harsco Corp.	386,373
8,835	Innospec, Inc.	412,241
3,515	LSB Industries, Inc.*	117,858
3,065	Minerals Technologies, Inc.	151,319
6,040	Olin Corp.	139,343
7,035	OM Group, Inc.*	237,642
9,650	Sensient Technologies Corp.	462,139
		2,552,930

	TECHNOLOGY – 16.0%
84,095	Aviat Networks, Inc.*	216,965
69,785	Extreme Networks, Inc.*	364,278
12,715	Fabrinet*	214,121
16,140	FormFactor, Inc.*	110,720
24,079	Logitech International S.A.	213,099
23,445	LTX-Credence Corp.*	154,268
4,986	NETGEAR, Inc.*	153,868
8,205	Omnicell, Inc.*	194,294
13,525	ON Semiconductor Corp.*	98,733
10,280	Oplink Communications, Inc.*	193,470
32,010	PLX Technology, Inc.*	192,700
11,815	Polycom, Inc.*	129,020
7,305	PTC, Inc.*	207,681
55,640	Radisys Corp.*	178,604
9,723	Riverbed Technology, Inc.*	141,859
13,795	TTM Technologies, Inc.*	134,501
4,630	Universal Electronics, Inc.*	166,819
		3,065,000

	UTILITIES – 3.1%
4,020	American States Water Co.	110,791
2,615	Laclede Group, Inc.	117,675
3,875	New Jersey Resources Corp.	170,694
4,085	Portland General Electric Co.	115,319
3,065	Unitil Corp.	89,713
		604,192

	TOTAL COMMON STOCKS (Cost $18,047,467)	18,359,735

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2013 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 4.5%
859,055	UMB Money Market Fiduciary, 0.01%	$859,055

	TOTAL SHORT-TERM INVESTMENTS (Cost $859,055)	859,055

	TOTAL INVESTMENTS – 100.2% (Cost $18,906,522)	19,218,790
	Liabilities in Excess of other assets – (0.2)%	(30,384)

	TOTAL NET ASSETS – 100.0%	$19,188,406

REIT – Real Estate Investment Trust

* Non-income producing security.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Note 1 – Organization
Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund) (each a “fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The All Cap Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.  The Small Cap Value Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At September 30, 2013, gross unrealized appreciation and (depreciation) on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Fund	Small Cap Value Fund
Cost of investments	$11,518,619	$18,911,471

Gross unrealized appreciation	$325,164	$842,650
Gross unrealized depreciation	(228,118)	(535,331)
Net unrealized appreciation on investments	$97,046	$307,319

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2013 (Unaudited)

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Funds have adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2013, in valuing the Funds’ assets carried at fair value:

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2013 (Unaudited)

All Cap Fund
	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$11,228,088	$-	$-	$11,228,088
Short-Term Investments	387,577	-	-	387,577
Total Investments	$11,615,665	$-	$-	$11,615,665

Small Cap Value Fund
	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$18,359,735	$-	$-	$18,359,735
Short-Term Investments	859,055	-	-	859,055
Total Investments	$19,218,790	$-	$-	$19,218,790

1	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Funds did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	11/22/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	11/22/13

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/22/13